Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,907	$ 2,012	$ 2,066
Less accumulated depreciation and amortization	(1,852)	(1,942)	(1,888)
Property and equipment, net	55	70	178
Software and computer equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	291	349	383
Machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	0	34	10
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	32	39	83
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,584	$ 1,590	$ 1,590